Distribution of the Bank’s profit and Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution of the Bank’s profit and Earnings per share
Profit for the year		$ 19,356	$ 18,678	$ 16,536
Dividends declared		$ 9,228	$ 8,910	$ 17,468
Dividend per share (in pesos per share)		$ 1.36	$ 1.31	$ 2.58
Dividends declared	$ 1,822	$ 11,050	$ 8,910	$ 17,468